Note 36 (Tables)	6 Months Ended
Jun. 30, 2022
Other Operating Income Expense [Abstract]
Other operating income [Table Text Block]
The breakdown of the balance under the heading “Other operating income” in the accompanying condensed consolidated income statements is as follows:

Other operating income (Millions of Euros)
	June 2022	June 2021
Gains from sales of non-financial services	135	168
Other operating income	161	172
Total	297	340

Other operating expense [Table Text Block]
The breakdown of the balance under the heading “Other operating expense” in the accompanying condensed consolidated income statements is as follows:

Other operating expense (Millions of Euros)
	June 2022	June 2021
Change in inventories	62	83
Contributions to guaranteed banks deposits funds	490	401
Hyperinflation adjustment (*)	916	280
Other operating expense	335	232
Total	1,803	997
(*) It includes €554 million due to Turkey (see Note 2.1) and €360 million due to Argentina.